Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Current Liabilities [Abstract]
Summary of current liabilities
	12/31/2013	6/30/2013
Wholesale loan facility	$25,593,086	$25,669,388
Cash reserve	2,648,529	2,731,094
	$28,241,615	$28,400,482

	2013	2012
Wholesale loan facility	$25,669,388	$24,688,865
Cash reserve	2,731,094	703,003
	$28,400,482	$25,391,868